Label	Element	Value
Monthly Minimum Income for Surcharge	xp_MonthlyMinimumIncomeForSurcharge	R$ 20,000
Annual Minimum Income For Surcharge	xp_AnnualMinimumIncomeForSurcharge	R$ 240,000
COFINS Tax Rate	xp_COFINSTaxRate	7.60%
PIS Tax Rate	xp_PISTaxRate	1.65%
Selected assets	xp_SelectedAssets	R$ 1,449,457,000
Selected assets	xp_SelectedAssets	R$ 3,378,500,000
Social Contribution Tax on Net Income	xp_SocialContributionTaxOnNetIncome	15.00%
Social Contribution Tax on Net Income	xp_SocialContributionTaxOnNetIncome	9.00%
Rate Applicable to Companies Under PPM COFINS	xp_RateApplicableToCompaniesUnderPPMCOFINS	3.00%
Rate Applicable to Companies Under PPM COFINS	xp_RateApplicableToCompaniesUnderPPMCOFINS	4.00%
Rate Applicable to Companies Under PPMPIS	xp_RateApplicableToCompaniesUnderPPMPIS	0.65%
Rate Applicable to Companies Under PPMPIS	xp_RateApplicableToCompaniesUnderPPMPIS	1.00%
Loss Carryforwards Used to Offset Taxable Profit	xp_LossCarryforwardsUsedToOffsetTaxableProfit	30.00%
Social Contribution Tax on Net Income Temporary Increase	xp_SocialContributionTaxOnNetIncomeTemporaryIncrease	20.00%
Applicable Surcharge Tax Rate	xp_ApplicableSurchargeTaxRate	10.00%
Applicable tax rate	ifrs-full_ApplicableTaxRate	15.00%
Top of range [member]
Percentage of Taxes Reducing Gross Revenues	xp_PercentageOfTaxesReducingGrossRevenues	5.00%
Term Of Operating Lease	xp_TermOfOperatingLease	10 years
Bottom of range [member]
Percentage of Taxes Reducing Gross Revenues	xp_PercentageOfTaxesReducingGrossRevenues	2.00%
Term Of Operating Lease	xp_TermOfOperatingLease	1 year